COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

From time to time, the Company is subject to various claims, lawsuits, and proceedings that arise in the ordinary course of business. While the outcome of these matters is inherently uncertain, management believes that adequate provisions have been made where losses are probable and estimable. As of June 30, 2026, the Company has no remaining legal contingencies, litigation exposures, obligations or other commitments and contingencies in respect of the PRC subsidiaries disposed of in March 2026.

Pending Litigation Arising from the SPAC Business Combination

Four related legal proceedings have been commenced against Digital Currency X and Equiniti Trust Company, LLC (the transfer agent), arising out of the business combination with JWAC completed June 1, 2023. The plaintiffs in all four matters are former shareholders of JWAC who executed substantially identical Non-Redemption Agreements dated May 1, 2023, and became holders of CVRs under the Contingent Value Rights Agreement following the closing of the SPAC business combination.

Three of the four actions were filed in the United States District Court for the Southern District of New York, and one action was filed in the New York State Supreme Court, New York County. The plaintiffs assert two principal causes of action: (a) Alleged breach of the Non-Redemption Agreement by Digital Currency X for failure to timely register Downside Protection Shares; (b) Alleged breach of the Contingent Value Rights Agreement by Digital Currency X and Equiniti Trust Company, LLC for failure to distribute Earnout Shares after the Company did not achieve the 2023 revenue-related performance milestone.

The claims among the four proceedings differ only in respect of the number of shares sought and the claimed damages, based on each plaintiff’s respective holding position. At the reporting date, the outcome of these litigations cannot be reasonably estimated, and no provision for loss has been recorded in the unaudited condensed consolidated financial statements.